TRADE AND OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2023
Trade and other payables [abstract]
SCHEDULE OF TRADE AND OTHER PAYABLES
	2023	2022
	USD	USD
Trade payables	2,350,888	1,992,691
Other payables	978,536	2,218,216
Accruals	1,008,768	3,521,304
Total	4,338,192	7,732,211